Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of total lease costs
Finance lease cost
Amortization of right-of-use assets	$1,990
Interest on lease liabilities	664
Total finance lease cost	2,654
Operating lease cost	4,657
Variable lease cost	159
Total lease cost	$7,470

Schedule of future lease payments
Fiscal year	Operating Leases	Finance Leases
2023	$5,517	$1,722
2024	5,491	1,757
2025	5,251	1,792
2026	5,210	1,828
2027	2,893	1,864
Thereafter	9,284	-
Total	33,646	8,963
Less: Imputed Interest	13,064	1,029
Present value of net lease payments	$20,582	$7,934
Lease liability, current portion	$2,538	$1,364
Lease liability, net of current portion	18,044	6,570
Total lease liability	$20,582	$7,934

Schedule of supplemental information and non-cash activities related to operating and finance lease
2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$4,143
Operating cash flows from finance leases	686
Financing cash flows from finance leases	1,888
$6,717
Recognition of operating ROU assets and lease liabilities as part of the adoption of ASC 842 and for new leases entered into during the year ended December 31, 2022
Operating leases	$21,865

December 31, 2022
Weighted average remaining lease term (in years)
Operating leases	6.4
Finance leases	5
Weighted average discount rate
Operating leases	15.6%
Finance leases	5.0%

Schedule of minimum aggregate future obligations under non-cancelable operating leases
Year ended December 31,
2022	$2,384
2023	2,695
2024	2,775
2025	2,859
2026	2,944
Thereafter	991
$14,648

Schedule of minimum aggregate future minimum lease payments under capital leases
Year ended December 31,
2022	$2,574
2023	2,166
2024	1,757
2025	1,792
2026	1,840
Thereafter	1,864
$11,993